STOCK PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stock Plan
SCHEDULE OF STOCK OPTION ACTIVITY

	Options Issued	Weighted- Average Exercise Price

Options outstanding – December 31, 2020	1,800,000	1.00
Granted	82,500	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2021 and March 31, 2022	1,882,500	$1.00

	Options Issued	Weighted- Average Exercise Price

Options outstanding – December 31, 2019	1,800,000	$1.00
Granted	-	-
Canceled	-	-
Exercised	-	-
Options outstanding – December 31, 2020	1,800,000	1.00
Granted	82,500	1.00
Canceled	-	-
Exercised	-	-

Options outstanding – December 31, 2021	1,882,500	$1.00

SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of March 31, 2022 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at December 31, 2021
$1.00	1,882,500	3.5 Years	405,000	525,000

Additional information regarding the exercisable options and average remaining contractual life of the options outstanding as of December 31, 2021 is as follows:

Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Number Exercisable at December 31, 2020	Number Exercisable at December 31, 2021
$1.00	1,882,500	3.5 Years	405,000	525,000

SCHEDULE OF STOCK OPTIONS FAIR VALUE ASSUMPTIONS
Risk-free interest rates	1.2% - 2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00

Risk-free interest rates	1.2% - 2.42%
Expected life in years	5.0
Expected volatility	73.1%
Expected dividend yield	0%
Fair value common stock	$1.00